Derivative Instruments and Other Hedging Activities	12 Months Ended
Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Other Hedging Activities
DERIVATIVE INSTRUMENTS AND OTHER HEDGING ACTIVITIES
The Company enters into derivative financial instruments to manage interest rate risk, exposures related to liquidity and credit risk, and to facilitate customer transactions. The primary types of derivatives utilized by the Company for its risk management strategies include interest rate swap agreements, interest rate collars, interest rate floors, foreign exchange contracts, interest rate lock commitments, forward sales commitments, written and purchased options, and credit derivatives. All derivative instruments are recognized on the consolidated balance sheets as "other assets" or "other liabilities" at fair value, regardless of whether a right of offset exists.
Cash flow hedge relationships mitigate exposure to the variability of future cash flows or other forecasted transactions. The Company enters into interest rate swap agreements in a cash flow hedge to convert forecasted variable interest payments to a fixed rate on its junior subordinated debt. In addition, the Company has entered into an interest rate collar and interest rate floors and designated the instruments as cash flow hedges of the risk of fluctuations in interest rates, thereby reducing the Company's exposure to variability in cash flows from variable-rate loans.
For cash flow hedges, the effective and ineffective portions of the gain or loss related to the derivative instrument is initially reported as a component of other comprehensive income and subsequently reclassified into earnings when the forecasted transaction affects earnings or when the hedge is terminated. Prior to January 1, 2018, the ineffective portion of gain or loss, if any, was reported in earnings immediately in either "other income" or "other expense," respectively. In applying hedge accounting for derivatives, the Company establishes and documents a method for assessing the effectiveness of the hedging derivative and a measurement approach for determining the ineffective aspect of the hedge upon the inception of the hedge.
For derivative instruments that are not designated as hedging instruments, changes in the fair value of the derivatives are recognized in earnings immediately.
Information pertaining to outstanding derivative instruments is as follows:

	Balance Sheet Location	Derivative Assets - Fair Value		Balance Sheet Location	Derivative Liabilities - Fair Value
(Dollars in thousands)		December 31, 2018	December 31, 2017		December 31, 2018	December 31, 2017
Derivatives designated as hedging instruments under ASC Topic 815:
Interest rate contracts	Other assets	$3,469	$—	Other liabilities	$—	$—
Total derivatives designated as hedging instruments under ASC Topic 815		$3,469	$—		$—	$—
Derivatives not designated as hedging instruments under ASC Topic 815:
Interest rate contracts:
Customer swaps - upstream	Other assets	$474	$12,318	Other liabilities	$191	$3,873
Customer swaps - downstream	Other assets	16,946	8,128	Other liabilities	17,812	12,318
Foreign exchange contracts	Other assets	18	7	Other liabilities	18	7
Forward sales contracts	Other assets	630	136	Other liabilities	750	279
Written and purchased options	Other assets	5,490	10,654	Other liabilities	3,310	8,656
Other contracts	Other assets	21	22	Other liabilities	43	21
Total derivatives not designated as hedging instruments under ASC Topic 815		$23,579	$31,265		$22,124	$25,154
Total		$27,048	$31,265		$22,124	$25,154

	Derivative Assets - Notional Amount		Derivative Liabilities - Notional Amount
(Dollars in thousands)	December 31, 2018	December 31, 2017	December 31, 2018	December 31, 2017
Derivatives designated as hedging instruments under ASC Topic 815:
Interest rate contracts	$408,500	$—	$—	$108,500
Total derivatives designated as hedging instruments under ASC Topic 815	$408,500	$—	$—	$108,500

Derivatives not designated as hedging instruments under ASC Topic 815:
Interest rate contracts:
Customer swaps - upstream	$919,653	$644,282	$701,257	$574,182
Customer swaps - downstream	701,257	574,182	919,653	644,282
Foreign exchange contracts	1,202	268	1,202	268
Forward sales contracts	1,140	82,347	143,179	142,578
Written and purchased options	229,333	278,638	140,645	165,198
Other contracts	50,527	29,755	85,623	86,744
Total derivatives not designated as hedging instruments under ASC Topic 815	$1,903,112	$1,609,472	$1,991,559	$1,613,252
Total	$2,311,612	$1,609,472	$1,991,559	$1,721,752

The Company has entered into risk participation agreements with counterparties to transfer or assume credit exposures related to interest rate derivatives. The notional amounts of risk participation agreements sold were $85.6 million and $86.7 million at December 31, 2018 and 2017, respectively. Assuming all underlying third party customers referenced in the swap contracts defaulted at December 31, 2018 and December 31, 2017, the exposure from these agreements would not be material based on the fair value of the underlying swaps.
The Company is party to collateral agreements with certain derivative counterparties. Such agreements require that the Company maintain collateral based on the fair values of individual derivative transactions. In the event of default by the Company, the counterparty would be entitled to the collateral.
At December 31, 2018, the Company was not required to post collateral due to the Company's derivative position at the balance sheet date. At December 31, 2017, the Company was required to post $552 thousand in cash or securities as collateral for its derivative transactions, which is included in "interest-bearing deposits in banks" on the Company’s consolidated balance sheets. Effective January 3, 2017, the Chicago Mercantile Exchange and LCH.Clearnet Limited amended their rulebooks to legally characterize variation margin payments for over-the-counter derivatives they clear as settlements of the derivatives' exposure rather than collateral against the exposures. In light of changes to the aforementioned rulebooks, the Board of Governors of the Federal Reserve System, the OCC and the FDIC issued guidance effective August 14, 2017, which is consistent with the SEC's accounting guidance, that allows institutions to treat centrally-cleared derivatives as settled for purposes of the capital rule. At December 31, 2018 and 2017, the Company was required to post $35.8 million and $5.1 million, respectively, in variation margin payments for its derivative transactions, which is required to be netted against the fair value of the derivatives in "other assets/other liabilities" on the consolidated balance sheets. The Company does not anticipate additional assets will be required to be posted as collateral, nor does it believe additional assets would be required to settle its derivative instruments immediately if contingent features were triggered at December 31, 2018. The Company’s master netting agreements represent written, legally enforceable bilateral agreements that (1) create a single legal obligation for all individual transactions covered by the master agreement and (2) in the event of default, provide the non-defaulting counterparty the right to accelerate, terminate, and close-out on a net basis all transactions under the agreement and to promptly liquidate or set-off collateral posted by the defaulting counterparty. As permitted by U.S. GAAP, the Company does not offset fair value amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral against recognized fair value amounts of derivatives executed with the same counterparty under a master netting agreement.
The following table reconciles the gross amounts presented in the consolidated balance sheets to the net amounts that would result in the event of offset.

	December 31, 2018
	Gross Amounts Presented in the Balance Sheet	Gross Amounts Not Offset in the Balance Sheet		Net
(Dollars in thousands)		Derivatives	Collateral (1)
Derivatives subject to master netting arrangements
Derivative assets
Interest rate contracts designated as hedging instruments	$3,469	$—	$—	$3,469
Interest rate contracts not designated as hedging instruments	17,420	(619)	—	16,801
Written and purchased options	3,285	—	—	3,285
Total derivative assets subject to master netting arrangements	$24,174	$(619)	$—	$23,555

Derivative liabilities
Interest rate contracts not designated as hedging instruments	$18,003	$(619)	$—	$17,384
Written and purchased options	3,285	—	—	3,285
Total derivative liabilities subject to master netting arrangements	$21,288	$(619)	$—	$20,669

(1)	Consists of cash collateral recorded at cost, which approximates fair value, and investment securities.

	December 31, 2017
	Gross Amounts Presented in the Balance Sheet	Gross Amounts Not Offset in the Balance Sheet		Net
(Dollars in thousands)		Derivatives	Collateral (1)
Derivatives subject to master netting arrangements
Derivative assets
Interest rate contracts not designated as hedging instruments	$20,446	$(12,469)	$—	$7,977
Written and purchased options	8,610	—	—	8,610
Total derivative assets subject to master netting arrangements	$29,056	$(12,469)	$—	$16,587

Derivative liabilities
Interest rate contracts not designated as hedging instruments	$16,191	$(12,469)	$(552)	$3,170
Total derivative liabilities subject to master netting arrangements	$16,191	$(12,469)	$(552)	$3,170

(1)	Consists of cash collateral recorded at cost, which approximates fair value, and investment securities.
During the years ended December 31, 2018 and 2017, the Company has not reclassified into earnings any gain or loss as a result of the discontinuance of cash flow hedges because it was probable the original forecasted transaction would not occur by the end of the originally specified term.
At December 31, 2018, the Company does not expect to reclassify a material amount from accumulated other comprehensive income into interest income over the next twelve months for derivatives that will be settled.
At December 31, 2018, 2017, and 2016, and for the years then ended, information pertaining to the effect of the hedging instruments on the consolidated financial statements is as follows:

	Amount of Gain (Loss) Recognized in OCI, net of taxes			Location of Gain (Loss) Reclassified from Accumulated OCI into Income	Amount of Gain (Loss) Reclassified from Accumulated OCI into Income, net of taxes			Location of Gain (Loss) Recognized in Income on Derivatives (Amount Excluded from Effectiveness Testing)	Amount of Gain (Loss) Recognized in Income on Derivatives (Amount Excluded from Effectiveness Testing)

	Total	Including Component	Excluding Component		Total	Including Component	Excluding Component		Total	Including Component	Excluding Component
(Dollars in thousands)	For the Year Ended December 31,
Derivatives in ASC Topic 815 Cash Flow Hedging Relationships	2018				2018				2018
Interest rate contracts	$4,416	$4,835	$(419)	Interest expense	$(196)	$(150)	$(46)	Interest expense	$—	$—	$—
Total	$4,416	$4,835	$(419)		$(196)	$(150)	$(46)		$—	$—	$—

						Location of Gain (Loss) Recognized in Income on Derivatives (Amount Excluded from Effectiveness Testing)	Amount of Gain (Loss) Recognized in Income on Derivatives (Amount Excluded from Effectiveness Testing)
	Amount of Gain (Loss) Recognized in OCI, net of taxes		Location of Gain (Loss) Reclassified from Accumulated OCI into Income	Amount of Gain (Loss) Reclassified from Accumulated OCI into Income, net of taxes

(Dollars in thousands)	For the Years Ended December 31,
Derivatives in ASC Topic 815 Cash Flow Hedging Relationships	2017	2016		2017	2016		2017	2016
Interest rate contracts	$(611)	$(328)	Interest expense	$(390)	$50	Interest expense	$—	$—
Total	$(611)	$(328)		$(390)	$50		$—	$—

Information pertaining to the effect of derivatives not designated as hedging instruments on the consolidated financial statements as of December 31, is as follows:

	Location of Gain (Loss) Recognized in Income on Derivatives	Amount of Gain (Loss) Recognized in Income on Derivatives
(Dollars in thousands)		2018	2017	2016
Interest rate contracts (1)	Other income	$6,962	$4,750	$8,830
Foreign exchange contracts	Other income	29	43	15
Forward sales contracts	Mortgage income	4,064	(4,115)	(1,731)
Written and purchased options	Mortgage income	180	(2,028)	(327)
Other contracts	Other income	(24)	51	17
Total		$11,211	$(1,299)	$6,804

(1) Includes fees associated with customer interest rate contracts.